REGULATORY FEES (Tables)	12 Months Ended
Dec. 31, 2025
REGULATORY FEES
Schedule of Regulatory fees

	12/31/2025	12/31/2024
Current
Research and Development - R&D and Energy Efficiency - EE	517,261	455,880
CDE Quota	159,475	127,734
RGR Quota	10,290	125,103
Compensation for the Use of Water Resources	149,006	45,441
PROINFA Quota	32,905	43,643
Electricity Service Inspection Fee	17,628	22,266
	886,565	820,067
Non-current
Research and Development - R&D and Energy Efficiency - EE	688,574	942,348
	688,574	942,348
	1,575,139	1,762,415